Consolidated Balance Sheets (Parenthetical) - shares	Apr. 30, 2015	Apr. 30, 2014
Consolidated Balance Sheets [Abstract]
Serial preferred shares, no par value, shares authorized	6,000,000	6,000,000
Serial preferred shares, no par value, shares outstanding	0	0
Common shares, no par value, shares authorized	300,000,000	300,000,000
Common shares, no par value, shares outstanding	119,577,333	101,697,400
Treasury shares, shares outstanding	26,920,397	26,907,765